Income Taxes - Schedule of Total Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Total Gross Unrecognized Tax Benefits [Abstract]
Beginning Balance	$ 1,234	$ 811
Gross Increases - Tax Position in Prior Periods	423
Gross Increases - Tax Position in Current Period	421	423
Ending Balance	$ 2,078	$ 1,234